Consolidated Interim Statements of the Financial Position (Unaudited) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 22,961,758	$ 4,617,034
Accounts receivable	189,705	315,714
Prepaid expenses	100,076	41,093
Total Current Assets	23,251,539	4,973,841
Intangible assets	25,262,767	25,262,767
Property and equipment	4,596	4,459
Total Assets	48,518,902	30,241,067
Liabilities
Trade payables and accrued liabilities	576,137	401,938
Related Parties	165,504	233,691
Deferred revenue	113,720	140,088
Enhanced voting preference shares	37,737	35,608
Long term loan – current portion	26,865	40,769
Total Current Liabilities	919,963	852,094
Derivative warrants liabilities	52,249,207	24,517,927
Derivative for settlement agreement	231,595	378,817
Liabilities for employee benefits	98,728	100,430
Total Liabilities	53,499,493	25,849,268
Shareholders’ equity (deficit)
Share capital	77,601,431	76,391,417
Shares to be issued
Share-based payment reserve	1,089,736	1,043,586
Translation differences reserve	(118,067)	(164,312)
Capital reserve for re-measurement of defined benefit plan	26,154	23,534
Accumulated Deficit	(83,579,845)	(72,902,426)
Total Shareholders’ equity (deficit)	(4,980,591)	4,391,799
Total Liabilities and Shareholders’ Equity (Deficit)	$ 48,518,902	$ 30,241,067